Available for Sale Securities	12 Months Ended
Dec. 31, 2012
Available for Sale Securities
12.	AVAILABLE-FOR-SALE SECURITIES

(i)	Series C Preferred Shares in 51.com

On July 1, 2008, the Company entered into an agreement to purchase 18,508,208 redeemable convertible Series C Preferred Shares of 51.com (the “Series C Preferred Shares”) in exchange for the surrender of a promissory note of RMB34,312,761 (US$5,000,000) and cash consideration of RMB314,370,245 (US$45,809,524). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series C Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the deemed liquidation event did not qualify for derivative accounting because the underlying ordinary shares into which the Series C Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded its investment in the Series C Preferred Shares as an available-for-sale security. Subsequent to initial recognition, the available-for-sale security is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2011, the Company recorded the investment in 51.com at a fair value of RMB335,946,356, with RMB20,890,689 decrease in fair value of the investment debited, to other comprehensive loss. As at December 31, 2011, the Company has accumulated unrealized holding gains of approximately RMB18,672,000 recorded within accumulated other comprehensive income related to its investment in 51.com.

As of December 31, 2012, the fair value of 51.com was RMB78,740,916 (US$12,638,788) and such decline in the fair value was due to 51.com’s significantly lower than expected core business revenues and operating cash flows resulted from events that occurred during fourth quarter in 2012, such as the delay in its core R&D activities and campaign of newly launched games. The significance of these fourth quarter events had a material adverse and prolonged effect on key fiscal 2013 sales and other operating assumptions within the long-range operating forecast used to estimate the fair value of 51.com, such that the immediate effects on the estimated fair value was material, and deemed to be other-than-temporary. Given that the Company determined the decline in the fair value of 51.com to be other-than-temporary as the Company did not expect full recovery of its cost based on 51.com’s estimated projected cash flows. Therefore, the Company recognized an impairment loss of RMB240,725,709 (US$38,639,140) as at December 31, 2012 which comprised the difference between the investment cost and its estimated current fair value (net of foreign currency translation adjustment) and was recorded in “Investment income/(loss)” in the Company’s consolidated statement of operations and other comprehensive income. As at December 31, 2011 and 2012, the accumulated unrealized holding gains recorded within accumulated other comprehensive income related to the investment in 51.com was RMB18,672,000 and nil. No such impairment loss was recorded during the year ended December 31, 2011.

(ii)	Series A Preferred Shares in MET

On September 13, 2009, the Company entered into an agreement to purchase 5,000,000 redeemable convertible Series A Preferred Shares of MET (the “Series A Preferred Shares”) in exchange for cash consideration of RMB34,157,500 (US$5,000,000). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series A Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the liquidation preference did not qualify for derivative accounting because the underlying ordinary shares into which the Series A Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded the investment in the Series A Preferred Shares as an available-for-sale security. Subsequent to initial recognition, the available-for-sale security is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2011, the Company recorded the investment in MET at a fair value of RMB50,904,762, with an appreciation of RMB4,893,132 in fair value of the investment debited to other comprehensive loss for the years ended December 31, 2011. As at December 31, 2011, the Company has accumulated unrealized holding gains of approximately RMB20,693,000 recorded within accumulated other comprehensive income related to its investment in MET.

In May 2012, MET reorganized its enterprise structure with Yangxun Computer Technology (Shanghai) Co., Ltd.. The reorganization was essentially a common control transaction which effectively removed the variable interest entity structure to which the Company agreed to redeem its Series A Preferred Shares of MET at their original issuance price of US$1,000,000, to effect the reorganization. This event did not affect the Company’s previously owned common shares in Yangxun, however the investment in common shares alone did not qualify as an available-for-sale security. As such, the Company reversed the accumulated unrealized holding gains recorded in accumulated other comprehensive income of RMB18,054,900 (US$2,898,011). Concurrent with this common control transaction, the Company recharacterized the investment in MET from available-for-sale securities to a cost-method investment as prescribed by ASC 325-20 as the Company evaluated and determined that it did not have the ability to exercise significant influence over Yangxun’s operating and financial policies. As at December 31, 2012, the investment in MET was recorded at cost of RMB27,331,600 (US$4,387,024) (Note 10).

Because there was no substantial change to MET before and after its reorganization and the voting and dividends rights held by the Company also remained unchanged before and after the conversion, the transaction was regarded as that lacking commercial substance and no gain or loss was recognized.